CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 1,194,259	$ 694,981	$ 384,912
Costs and expenses:
Cost of revenue	1,117,633	634,775	340,673
Technology and development	33,579	21,010	13,965
Sales and marketing	80,071	55,124	40,624
General and administrative	113,331	64,885	28,426
Depreciation and amortization	54,198	58,529	39,352
CARES Act grant		(76,376)
Gain on sale of aircraft held for sale	(1,275)
Total costs and expenses	1,397,537	757,947	463,040
Loss from operations	(203,278)	(62,966)	(78,128)
Other income (expense):
Change in fair value of warrant liability	17,951
Loss on extinguishment of debt	(2,379)
Interest income	53	550	615
Interest expense	(9,519)	(22,989)	(29,360)
Total other income (expense)	6,106	(22,439)	(28,745)
Loss before income taxes	(197,172)	(85,405)	(106,873)
Income tax expense	(58)
Net loss	(197,230)	(85,405)	(106,873)
Less: Net loss attributable to non-controlling interests	(7,210)	(6,764)	(10,599)
Net loss attributable to Wheels Up Experience Inc.	$ (190,020)	$ (78,641)	$ (96,274)
Net loss per share of Class A common stock:
Basic (in dollars per share)	$ (0.93)	$ (0.48)	$ (0.93)
Diluted (in dollars per share)	$ (0.93)	$ (0.48)	$ (0.93)
Basic (in shares)	204,780,896	162,505,231	103,803,383
Diluted (in shares)	204,780,896	162,505,231	103,803,383